Schedule of Assumptions were used by Management to determine the Fair Value of the Derivative Liabilities (Details)	Mar. 31, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 $ / shares	Dec. 31, 2025	Dec. 31, 2024 $ / shares
Minimum [Member] | Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Share price	74.51			45.32	104.62
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Share price	3.51			3.47	0.0399
Minimum [Member] | Measurement Input, Expected Term [Member]
Derivative [Line Items]
Share price	0.03	0.03		0.03	0.28
Minimum [Member] | Measurement Input, Share Price [Member]
Derivative [Line Items]
Share price	0.22		0.10		0.07
Maximum [Member] | Measurement Input, Price Volatility [Member]
Derivative [Line Items]
Share price	154.37			242.68	186.74
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative [Line Items]
Share price	3.92			4.41	0.0542
Maximum [Member] | Measurement Input, Expected Term [Member]
Derivative [Line Items]
Share price	3.15	3.15		3.15	3.39
Maximum [Member] | Measurement Input, Share Price [Member]
Derivative [Line Items]
Share price	0.29		0.23		0.21